Consolidated Balance Sheet - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash	$ 303,982	$ 72,205	$ 1,045
Accounts receivable - net	257,767	36,274	0
Inventory	323,574	195,681	0
WIP	58,470	96,551	0
Investment in life on earth Series B	2,155	50,000	0
Total Current Assets	945,948	450,711	1,045
Property and Equipment - Net	2,603,910	2,070,416	0
Loan receivable	50,000	50,000
Right of use asset	236,537	258,019	0
Goodwill	300,000	300,000	0
Other assets	67,621	64,511	0
Total Assets	4,204,016	3,193,657	1,045
Current Liabilities:
Accounts payable - trade	1,957,104	1,747,852	433,116
Accrued expenses	127,018	73,501	0
Accrued expenses related party	20,595	14,235	0
Unearned revenue	198,434	149,966
Customer JV account liabilities	300,000	600,000	0
Lease liability current	114,675	114,675	0
Notes payable	831,000	150,000	0
Notes payable PPP	0	310,000	0
Notes payable - related party	91,500	120,800	0
Notes payable - convertibles	1,247,778	202,300	0
Total Current Liabilities	4,888,104	3,483,329	433,116
Long-Term Debt:
Lease liability	121,862	143,344	0
Notes payable	150,000	831,000	40,800
Total Liabilities	5,159,966	4,457,673	473,916
Stockholders' (Deficit)
Shares to be issued	82,100	0
Common Stock Value	137	125	125
Additional paid-in capital	4,718,255	3,059,920	2,680,399
Accumulated deficit	(5,756,445)	(4,324,061)	(3,153,395)
Total Stockholders' (Deficit)	(955,950)	(1,264,016)	(472,871)
Total Liabilities and Stockholders' Deficit	4,204,016	$ 3,193,657	$ 1,045
Series A Preferred Stock [Member]
Stockholders' (Deficit)
Preferred Stock Value	0
Series B Preferred Stock [Member]
Stockholders' (Deficit)
Preferred Stock Value	0
Series C Preferred Stock [Member]
Stockholders' (Deficit)
Preferred Stock Value	$ 3